Disposition of renewable energy business - Schedule of Statement of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss from discontinued operations	$ (37,700)	$ (1,506,300)
Add: Net earnings attributable to non-controlling interests included in discontinued operations	0	60,500
Renewable Energy
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	7,400	339,700
Operating expenses	8,700	192,900
Non-regulated energy purchased	0	5,400
Depreciation and amortization	0	81,000
Loss on foreign exchange	0	12,500
Operating expense	8,700	291,800
Operating earnings (loss) from discontinued operations	(1,300)	47,900
Interest expense	0	(55,400)
Income (loss) from long-term investments	8,100	(89,900)
Loss on derivative financial instruments	0	(130,700)
Loss on disposition	(800)	(1,357,300)
Other net losses	(45,500)	(49,100)
Pension and other post-employment non-service costs	0	(100)
Loss before income taxes	(39,500)	(1,634,600)
Income tax recovery	1,800	128,300
Loss from discontinued operations	(37,700)	(1,506,300)
Add: Net earnings attributable to non-controlling interests included in discontinued operations	0	60,500
Net loss from discontinued operations attributable to AQN	(37,700)	(1,445,800)
Reclassified from accumulated other comprehensive income to loss from discontinued operation		(94,600)
Renewable Energy | Non-regulated energy sales
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	7,400	276,100
Renewable Energy | Other revenue
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	$ 0	$ 63,600